Taxes on Income - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense (Benefit) [Abstract]
Israel	$ 8	$ 7
Foreign	101	78	12
Total current income tax expense	109	85	12
Deferred:
Israel
Foreign	201	(53)	(18)
Total deferred tax expenses (income)	201	(53)	(18)
Total tax expense (benefit)	$ 310	$ 32	$ (6)